                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6472

                    Van Kampen Trust for Insured Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders


       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-----------------------------
NYSE Ticker Symbol - VIM
-----------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                    13.92%
-----------------------------------------------------------------------
One-year total return(1)                                     19.86%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      8.57%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       8.12%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  8.62%
-----------------------------------------------------------------------
Commencement date                                          01/24/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.36%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 10.36%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.150%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.200%
-----------------------------------------------------------------------
Net asset value                                              $16.83
-----------------------------------------------------------------------
Closing common share market price                            $17.37
-----------------------------------------------------------------------
Six-month high common share market price (01/06/03)          $17.82
-----------------------------------------------------------------------
Six-month low common share market price (11/04/02)           $15.45
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #6, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa..........................  100.0%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Airport...........................  14.5%
General Purpose...................  11.9%
Higher Education..................  11.6%
Public Building...................  11.2%
Transportation....................  10.4%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $17.2400                           $16.2500
6/93                                                                     $17.6000                           $16.2500
                                                                         $18.2400                           $17.0000
                                                                         $17.9800                           $16.5000
                                                                         $16.1500                           $15.2500
6/94                                                                     $15.8700                           $15.3750
                                                                         $15.4400                           $14.7500
                                                                         $14.8300                           $13.2500
                                                                         $16.0600                           $15.1250
6/95                                                                     $16.2800                           $15.7500
                                                                         $16.4800                           $15.7500
                                                                         $17.1400                           $16.0000
                                                                         $16.4000                           $16.0000
6/96                                                                     $16.1800                           $16.2500
                                                                         $16.5200                           $16.2500
                                                                         $16.5500                           $16.2500
                                                                         $16.1900                           $16.0000
6/97                                                                     $16.6000                           $16.6875
                                                                         $17.0000                           $17.1250
                                                                         $17.1600                           $17.1875
                                                                         $17.1200                           $16.6250
6/98                                                                     $17.1100                           $16.9375
                                                                         $17.5600                           $17.5625
                                                                         $17.1800                           $17.5625
                                                                         $17.0200                           $17.3750
6/99                                                                     $16.2300                           $16.3750
                                                                         $15.7100                           $15.1250
                                                                         $15.1300                           $13.6875
                                                                         $15.5300                           $14.0000
6/00                                                                     $15.5500                           $14.6250
                                                                         $15.7300                           $14.9375
                                                                         $16.5200                           $14.2500
                                                                         $16.5900                           $14.5100
6/01                                                                     $16.4200                           $14.3300
                                                                         $16.8000                           $14.3700
                                                                         $15.9800                           $15.3400
                                                                         $15.8500                           $15.3900
6/02                                                                     $16.4300                           $16.6200
                                                                         $17.6000                           $17.2800
                                                                         $16.7200                           $17.3900
                                                                         $16.6800                           $17.1500
4/03                                                                     $16.8300                           $17.3700

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN TRUST FOR INSURED MUNICIPALS ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. JOSEPH PIRARO, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1992 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1971. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn by the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0920 per share translated to a distribution rate of 6.36 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 10.36 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 13.92 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the trust from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of the main ways we did this was to adjust the trust's maturity profile by shifting assets from the short end of the yield curve to securities with maturities between 18 and 22 years and a shorter call date. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    We were similarly cautious in managing the portfolio's sector exposures. Over the course of the period, we avoided securities from the health care and housing sectors that offered less compelling structural and credit characteristics. We focused instead on bonds backed by revenues from more mainstream municipal sectors such as transportation and water and sewer. The transportation sector offered particularly attractive value, especially among airport bonds. These securities were hit hard by concerns over the financial health of airlines, which caused investors to bid down the prices of most airport bonds. We took advantage of the oversold state of the sector by adding to the trust's holdings of insured airport bonds that were relatively cheap in spite of their credit protection.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          MUNICIPAL BONDS  153.6%
          ALABAMA  8.2%
$1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser A (AMBAC Insd)....................... 5.125%   08/15/16   $   1,086,190
 1,500    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser A (AMBAC Insd)....................... 5.250    08/15/18       1,624,440
 3,570    Alabama St Brd of Ed Tuit Rev John C Calhoun
          Cmty College A (FGIC Insd).................. 5.500    05/01/17       4,034,635
 1,395    Alabama St Univ Rev Gen Tuit & Fee Ser B
          (MBIA Insd)................................. 5.250    03/01/17       1,533,119
 1,525    Alabama St Univ Rev Gen Tuit & Fee Ser B
          (MBIA Insd)................................. 5.250    03/01/19       1,654,945
 1,750    Auburn Univ AL Gen Fee Rev (AMBAC Insd)..... 5.250    06/01/16       1,929,935
 1,480    Dothan-Houston Cnty, AL Arpt Auth Arpt Rev
          (MBIA Insd)................................. 5.600    12/01/20       1,594,818
                                                                           -------------
                                                                              13,458,082
                                                                           -------------
          ALASKA  2.3%
 2,110    Alaska St Intl Arpt Rev Ser B (AMBAC
          Insd)....................................... 5.750    10/01/18       2,385,861
 2,000    North Slope Borough, AK Cap Apprec Ser B
          (MBIA Insd).................................   *      06/30/11       1,453,700
                                                                           -------------
                                                                               3,839,561
                                                                           -------------
          ARIZONA  4.0%
 1,300    Maricopa Cnty, AZ Sch Dist 69 Paradise Vly
          Ctf Ownership Ser A Rfdg (FGIC Insd)........ 5.250    07/01/14       1,489,969
 2,000    Phoenix, AZ Civic Impt Corp Jr Lien (FGIC
          Insd)....................................... 5.375    07/01/29       2,034,080
 1,510    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg (FSA
          Insd)....................................... 7.250    07/15/10       1,595,692
 1,350    Tucson, AZ Wtr Rev Rfdg (FGIC Insd)......... 5.500    07/01/17       1,532,358
                                                                           -------------
                                                                               6,652,099
                                                                           -------------
          ARKANSAS  0.7%
 1,095    Fort Smith, AR Wtr & Swr Rev Ser C (FSA
          Insd)....................................... 5.000    10/01/18       1,177,092
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          CALIFORNIA  5.1%
$2,500    California Pollutn Ctl Fin Auth Pollutn Ctl
          Rev Pacific Gas & Elec Ser B (FSA Insd)..... 6.350%   06/01/09   $   2,560,225
 1,825    Palmdale, CA Civic Auth Rev Redev Proj No 1
          Ser A (MBIA Insd) (a)....................... 5.000    07/01/25       1,893,419
 7,000    San Jose, CA Single Family Mtg Rev Cap
          Accumulator (Escrowed to Maturity) (GEMIC
          Mtg Collateralized).........................   *      04/01/16       3,902,080
                                                                           -------------
                                                                               8,355,724
                                                                           -------------
          COLORADO  2.3%
 1,000    Pitkin Cnty, CO Sch Dist No 1 Aspen (FGIC
          Insd)....................................... 5.375    12/01/17       1,105,560
 2,425    Weld Cnty, CO Sch Dist No 006 (FSA Insd)
          (b)......................................... 5.500    12/01/19       2,680,546
                                                                           -------------
                                                                               3,786,106
                                                                           -------------
          CONNECTICUT  0.8%
 1,165    New Haven, CT Ser B Rfdg (FGIC Insd)........ 5.250    11/01/14       1,324,628
                                                                           -------------

          DISTRICT OF COLUMBIA  2.1%
 2,035    District of Columbia Tax Increment Rev
          Gallery Place Proj (FSA Insd)............... 5.500    07/01/14       2,296,416
 1,000    District of Columbia Tax Increment Rev
          Gallery Place Proj (FSA Insd)............... 5.500    07/01/15       1,125,170
                                                                           -------------
                                                                               3,421,586
                                                                           -------------
          FLORIDA  7.9%
 2,430    Collier Cnty, FL Sch Brd Ctf Master Lease
          Pgm Ser B Rfdg (FSA Insd)................... 5.500    02/15/13       2,798,048
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)....................................... 5.950    07/01/20       2,192,280
 2,500    Hillsborough Cnty, FL Aviation Tampa Intl
          Arpt Ser A (MBIA Insd)...................... 5.375    10/01/16       2,722,375
 2,000    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (FGIC Insd)................................. 5.375    10/01/27       2,067,400
   915    Orange Cnty, FL Hsg Fin Auth Single Family
          Mtg Rev Ser A (GNMA Collateralized)......... 6.200    10/01/16         966,167
 2,000    Pasco Cnty, FL Solid Waste Disp & Res
          Recovery Sys Rev (AMBAC Insd)............... 6.000    04/01/11       2,283,000
                                                                           -------------
                                                                              13,029,270
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          GEORGIA  5.8%
$3,145    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd)...................... 5.375%   01/01/17   $   3,469,910
 3,620    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd)...................... 5.375    01/01/18       3,968,896
 1,860    George L Smith II GA Wrld Congress Ctr Auth
          Rev Domed Stad Proj Rfdg (MBIA Insd)........ 6.000    07/01/10       2,139,130
                                                                           -------------
                                                                               9,577,936
                                                                           -------------
          HAWAII  3.4%
 1,255    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co & Subsidiaries (MBIA
          Insd)....................................... 6.550    12/01/22       1,286,049
   585    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser B (MBIA Insd)..... 7.600    07/01/20         588,370
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser C (AMBAC Insd).... 6.200    11/01/29       2,301,140
 1,250    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Ser D Rfdg (AMBAC Insd).... 6.150    01/01/20       1,418,637
                                                                           -------------
                                                                               5,594,196
                                                                           -------------
          ILLINOIS  19.1%
 2,000    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd).......................................   *      01/01/32         411,000
 1,000    Chicago, IL Brd of Ed (FGIC Insd)........... 5.500    12/01/31       1,080,090
 2,000    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd).......................................   *      01/01/29         513,180
 2,000    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd).......................................   *      01/01/30         486,700
 2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Second Lien Ser A (AMBAC Insd).............. 5.500    01/01/16       2,146,800
 1,000    Chicago, IL Pk Dist Ltd Tax Ser A (FGIC
          Insd)....................................... 5.500    01/01/18       1,096,440
 5,000    Chicago, IL Proj & Rfdg (FGIC Insd)......... 5.250    01/01/28       5,240,100
 3,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)..... 5.500    01/01/40       3,222,780
    80    Chicago, IL Residential Mtg Rev Cap Apprec
          Ser B Rfdg (MBIA Insd)......................   *      10/01/09          51,039
 1,770    Glenwood, IL (FSA Insd)..................... 5.375    12/01/30       1,848,287
 1,000    Illinois Ed Fac Auth Rev DePaul Univ (AMBAC
          Insd)....................................... 5.625    10/01/16       1,136,510
 1,000    Illinois Ed Fac Auth Rev Robert Morris
          College (MBIA Insd)......................... 5.800    06/01/30       1,114,070
 3,000    Illinois St First Ser (FGIC Insd)........... 5.500    02/01/16       3,368,220
 1,500    Illinois St First Ser (FGIC Insd)........... 5.500    02/01/17       1,673,475
 2,000    Illinois St First Ser (FGIC Insd)........... 5.500    02/01/18       2,217,240
 1,260    Kendall, Kane & Will Cntys, IL (FGIC
          Insd)....................................... 5.500    10/01/12       1,435,455

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          ILLINOIS (CONTINUED)
$1,250    Kendall, Kane & Will Cntys, IL Ser B (FGIC
          Insd)....................................... 5.000%   10/01/22   $   1,303,850
 5,000    Saint Clair Cnty, IL Cap Apprec (FGIC
          Insd).......................................   *      10/01/21       1,824,600
 1,250    Wilmette, IL Pk Dist (AMBAC Insd)........... 5.200    12/01/21       1,333,825
                                                                           -------------
                                                                              31,503,661
                                                                           -------------
          INDIANA  3.4%
 1,000    Baugo, IN Sch Bldg Corp First Mtg Ser A
          (AMBAC Insd)................................ 5.125    01/15/25       1,034,860
 1,875    Indianapolis, IN Loc Pub Impt Ser C (AMBAC
          Insd)....................................... 5.125    01/10/17       2,020,800
 1,235    Indianapolis, IN Loc Pub Impt Ser D (AMBAC
          Insd)....................................... 5.500    02/01/21       1,356,042
 1,195    Saint Joseph Cnty, IN Econ Dev Saint Mary's
          College Proj (MBIA Insd).................... 5.125    04/01/28       1,233,539
                                                                           -------------
                                                                               5,645,241
                                                                           -------------
          KANSAS  2.0%
 2,795    Kansas St Dev Fin Auth Lease Juvenile
          Justice Auth Ser D (MBIA Insd).............. 5.250    05/01/15       3,083,556
   165    Olathe Labette Cnty, KS Single Family Mtg
          Rev Coll Ser A-I Rfdg (GNMA
          Collateralized)............................. 8.100    08/01/23         177,058
                                                                           -------------
                                                                               3,260,614
                                                                           -------------
          KENTUCKY  1.3%
 2,000    Kenton Cnty, KY Arpt Brd Rev Cincinnati
          Northn KY Ser B (MBIA Insd)................. 5.500    03/01/18       2,161,540
                                                                           -------------

          LOUISIANA  5.9%
 3,145    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
          Rev Lake Charles Mem Hosp Proj Ser A (Connie
          Lee Insd)................................... 6.650    12/01/21       3,219,536
 1,605    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)....................................... 5.000    11/01/18       1,726,563
 1,685    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)....................................... 5.000    11/01/19       1,799,277
 1,000    Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta
          Square Proj (GNMA Collateralized)........... 6.450    09/01/27       1,077,420
     5    Louisiana Pub Fac Auth Rev Student Ln LA
          Opportunity Ln Ser A (FSA Insd)............. 6.600    01/01/04           5,068
    80    Louisiana Pub Fac Auth Rev Student Ln LA
          Opportunity Ln Ser A (FSA Insd)............. 6.700    01/01/05          81,061

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          LOUISIANA (CONTINUED)
$   55    Louisiana Pub Fac Auth Rev Student Ln LA
          Opportunity Ln Ser A (FSA Insd)............. 6.800%   01/01/06   $      55,722
   120    Louisiana Pub Fac Auth Rev Student Ln LA
          Opportunity Ln Ser A (FSA Insd)............. 6.850    01/01/09         121,472
 1,565    New Orleans, LA Audubon Commn Aquarium Ser A
          Rfdg (FSA Insd) (a)......................... 5.000    10/01/12       1,672,688
                                                                           -------------
                                                                               9,758,807
                                                                           -------------
          MASSACHUSETTS  1.4%
 2,000    Massachusetts St Dev Fin Agy Semass Sys Ser
          A (MBIA Insd)............................... 5.625    01/01/15       2,230,720
                                                                           -------------

          MICHIGAN  5.4%
 2,605    Lansing, MI Cmnty College (FGIC Insd)....... 5.500    05/01/17       2,915,750
 4,250    Michigan St Ctf Part (AMBAC Insd)........... 5.500    06/01/27       4,613,375
 1,000    Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev
          Coll Detroit Edison Co Ser AA Rfdg (FGIC
          Insd)....................................... 6.950    09/01/22       1,323,240
                                                                           -------------
                                                                               8,852,365
                                                                           -------------
          MISSISSIPPI  2.4%
   420    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser C (GNMA Collateralized)...... 8.125    12/01/24         447,325
   508    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser D (GNMA Collateralized)...... 8.100    12/01/24         544,139
   315    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser E (GNMA Collateralized)...... 8.100    12/01/25         337,428
 2,500    Mississippi Hosp Equip & Fac Auth Rev Rush
          Med Fndtn Proj (Connie Lee Insd)............ 6.700    01/01/18       2,534,400
                                                                           -------------
                                                                               3,863,292
                                                                           -------------
          MISSOURI  2.0%
 1,050    Grandview, MO Ctf Part (FGIC Insd).......... 5.250    01/01/18       1,149,488
 1,000    Missouri St Hsg Dev Commn Multi-Family Hsg
          Brookstone Ser A (FSA Insd)................. 6.000    12/01/16       1,063,770
 1,095    Missouri St Hsg Dev Commn Multi-Family Hsg
          Truman Farm Ser A (FSA Insd)................ 5.750    10/01/11       1,155,871
                                                                           -------------
                                                                               3,369,129
                                                                           -------------
          NEBRASKA  0.6%
   985    Nebraska Invt Fin Auth Multi-Family Rev Hsg
          Summit Club Apt Proj (FSA Insd)............. 5.700    10/01/12       1,030,271
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          NEW MEXICO  0.5%
$  770    New Mexico Mtg Fin Auth Single Family Mtg
          Pgm A2 (GNMA Collateralized)................ 6.050%   07/01/16   $     820,936
                                                                           -------------

          NEW YORK  6.0%
 1,000    Buffalo, NY Sch Ser B (MBIA Insd)........... 5.375    11/15/18       1,109,410
 2,000    New York City Transitional Future Tax Secd
          Ser D (MBIA Insd)........................... 5.250    02/01/18       2,194,200
 3,000    New York St Twy Auth Hwy & Brdg Tr Fd Ser A
          (FSA Insd).................................. 5.250    04/01/18       3,268,320
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (MBIA Insd)............ 5.750    12/01/25       3,266,490
                                                                           -------------
                                                                               9,838,420
                                                                           -------------
          OHIO  5.9%
 2,500    Cuyahoga Falls, OH Ser 1 (FGIC Insd)........ 5.250    12/01/17       2,740,425
 1,820    Garfield Heights, OH City Sch Dist Sch Impt
          (MBIA Insd)................................. 5.500    12/15/19       2,012,501
 1,000    New Albany, OH Cmnty Auth Cmnty Fac Rev Ser
          B (AMBAC Insd).............................. 5.500    10/01/17       1,119,130
 1,875    Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd
          Sec Ser C (GNMA Collateralized)............. 4.900    03/01/11       1,953,319
 1,715    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj
          Ser A (FSA Insd)............................ 5.500    04/01/18       1,905,657
                                                                           -------------
                                                                               9,731,032
                                                                           -------------
          OKLAHOMA  0.9%
 1,250    Tulsa, OK Arpt Impt Tr Gen Rev Ser A (FGIC
          Insd)....................................... 6.000    06/01/20       1,480,913
                                                                           -------------

          OREGON  3.8%
 1,740    Linn Cnty, OR Sch Dist No 055 Sweet Home
          (FSA Insd).................................. 5.500    06/15/20       1,907,440
 2,150    Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept
          Ser A (MBIA Insd)........................... 5.500    01/01/16       2,417,589
 1,715    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)....................................... 5.250    11/01/18       1,866,949
                                                                           -------------
                                                                               6,191,978
                                                                           -------------
          PENNSYLVANIA  9.5%
 2,000    Allegheny Cnty, PA Hosp Dev Auth Rev
          Pittsburgh Mercy Hlth Sys Inc (Escrowed to
          Maturity) (AMBAC Insd)...................... 5.625    08/15/26       2,208,900
 1,610    Pennridge, PA Sch Dist (MBIA Insd).......... 5.125    02/15/19       1,735,966

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$5,000    Philadelphia, PA Auth Indl Dev Lease Rev Ser
          B (FSA Insd)................................ 5.500%   10/01/15   $   5,649,600
 2,300    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)............ 5.500    04/15/22       2,511,393
 1,950    Sayre, PA Hlthcare Fac Auth Rev Hosp VHA
          PA/VHA East Fin Pgm Ser B (AMBAC Insd)...... 6.375    07/01/22       2,014,935
 1,350    York Cnty, PA Sch Technology (FGIC Insd)
          (a)......................................... 5.375    02/15/17       1,505,466
                                                                           -------------
                                                                              15,626,260
                                                                           -------------
          RHODE ISLAND  1.1%
 1,500    Rhode Island Port Auth & Econ Dev Corp Arpt
          Rev Ser A (FSA Insd)........................ 7.000    07/01/14       1,858,530
                                                                           -------------

          SOUTH CAROLINA  5.2%
 3,750    South Carolina Jobs Econ Elec & Gas Co Proj
          Ser B (AMBAC Insd).......................... 5.450    11/01/32       3,916,200
 4,575    South Carolina St Port Auth Port Rev
          (Escrowed to Maturity) (AMBAC Insd)......... 6.750    07/01/21       4,617,685
                                                                           -------------
                                                                               8,533,885
                                                                           -------------
          SOUTH DAKOTA  0.7%
 1,000    South Dakota St Hlth & Ed Fac Auth
          Vocational Ed Pgm Ser A (AMBAC Insd)........ 5.400    08/01/13       1,125,100
                                                                           -------------

          TENNESSEE  3.1%
 4,315    Metropolitan Nashville Arpt Auth TN Arpt Rev
          Impt Ser A Rfdg (FGIC Insd)................. 6.600    07/01/15       5,145,940
                                                                           -------------

          TEXAS  17.5%
 1,085    Brazos River Auth, TX Johnson Cnty Surface
          Rfdg (AMBAC Insd)........................... 5.800    09/01/11       1,194,856
 2,675    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
          Insd)....................................... 5.375    02/15/18       2,925,969
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
          Ser A Rfdg (FGIC Insd)...................... 5.875    11/01/17       2,231,860
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
          Ser A Rfdg (FGIC Insd)...................... 5.875    11/01/18       1,662,600
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
          Ser A Rfdg (FGIC Insd)...................... 5.500    11/01/31       5,215,400
 1,800    Midland, TX Ctf Oblig Arpt Sub Lien (FSA
          Insd)....................................... 5.850    03/01/13       1,956,294

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$5,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser
          A (AMBAC Insd).............................. 5.500%   08/15/39   $   5,336,400
 3,285    Texas St Vet Hsg Assistance (MBIA Insd)
          (b)......................................... 6.800    12/01/23       3,404,837
 1,000    Trinity River Auth TX Rev Impt Tarrant Cnty
          Wtr Proj Rfdg (MBIA Insd)................... 5.500    02/01/19       1,108,580
 2,000    Tyler, TX Hlth Fac Dev Corp Hosp Rev Mother
          Frances Hosp of Tyler (FGIC Insd)........... 6.500    07/01/22       2,042,380
 1,500    Wichita Falls, TX Wtr & Swr Rev Priority
          Lien (AMBAC Insd)........................... 5.375    08/01/17       1,646,430
                                                                           -------------
                                                                              28,725,606
                                                                           -------------
          VIRGINIA  1.0%
 1,495    Harrisonburg, VA Redev & Hsg Auth
          Multi-Family Hsg Rev (FSA Insd)............. 6.200    04/01/17       1,581,052
                                                                           -------------

          WASHINGTON  8.5%
 2,000    Chelan Cnty, WA Pub Util Dist No. 001 Cons
          Rev Chelan Hydro Ser A (MBIA Insd).......... 5.600    01/01/36       2,104,980
 1,855    Grant Cnty, WA Pub Util Dist No 2 Priest
          Rapids Hydro Elec Rev Second Ser D (AMBAC
          Insd)....................................... 6.000    01/01/13       2,065,598
 1,460    Grant Cnty, WA Pub Util Dist No 2 Priest
          Rapids Hydro Elec Rev Second Ser D (AMBAC
          Insd)....................................... 6.250    01/01/17       1,638,354
 2,235    Grant Cnty, WA Pub Util Dist No 2 Wanapum
          Hydro Elec Rev Second Ser D (AMBAC Insd).... 6.000    01/01/13       2,488,740
 1,770    Grant Cnty, WA Pub Util Dist No 2 Wanapum
          Hydro Elec Rev Second Ser D (AMBAC Insd).... 6.250    01/01/17       1,986,223
 1,405    Pierce Cnty, WA (AMBAC Insd)................ 5.750    08/01/13       1,617,127
 1,940    Thurston & Pierce Cntys, WA (FSA Insd)...... 5.250    12/01/18       2,115,182
                                                                           -------------
                                                                              14,016,204
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
          PUERTO RICO  3.8%
$5,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Ser Y Rfdg (FSA Insd)....................... 6.250%   07/01/21   $   6,253,050
                                                                           -------------
TOTAL LONG-TERM INVESTMENTS  153.6%
  (Cost $234,910,837)....................................................    252,820,826
SHORT-TERM INVESTMENTS  2.0%
  (Cost $3,200,000)......................................................      3,200,000
                                                                           -------------
TOTAL INVESTMENTS  155.6%
  (Cost $238,110,837)....................................................    256,020,826
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%)............................     (1,451,986)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (54.7%)..............    (90,018,862)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $ 164,549,978
                                                                           =============

 * Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
GEMIC--General Electric Mortgage Insurance Corp.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $238,110,837).......................  $256,020,826
Cash........................................................       289,450
Receivables:
  Interest..................................................     3,717,043
  Investments Sold..........................................     3,550,449
Other.......................................................           479
                                                              ------------
    Total Assets............................................   263,578,247
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     8,398,467
  Variation Margin on Futures...............................       267,063
  Investment Advisory Fee...................................       114,267
  Administrative Fee........................................        10,388
  Affiliates................................................         6,875
Trustees' Deferred Compensation and Retirement Plans........       162,643
Accrued Expenses............................................        49,704
                                                              ------------
    Total Liabilities.......................................     9,009,407
Preferred Shares (including accrued distributions)..........    90,018,862
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $164,549,978
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($164,549,978 divided by
9,776,415 shares outstanding)...............................  $      16.83
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 9,776,415 shares issued and
  outstanding)..............................................  $     97,764
Paid in Surplus.............................................   144,258,521
Net Unrealized Appreciation.................................    17,687,272
Accumulated Undistributed Net Investment Income.............     1,332,715
Accumulated Net Realized Gain...............................     1,173,706
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $164,549,978
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $254,549,978
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,314,065
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      688,608
Preferred Share Maintenance.................................      121,575
Administrative Fee..........................................       62,601
Trustees' Fees and Related Expenses.........................       25,812
Legal.......................................................       12,360
Custody.....................................................        7,920
Other.......................................................       88,553
                                                              -----------
    Total Expenses..........................................    1,007,429
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,306,636
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,160,926
  Futures...................................................   (1,051,076)
                                                              -----------
Net Realized Gain...........................................    1,109,850
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,804,936
                                                              -----------
  End of the Period:
    Investments.............................................   17,909,989
    Futures.................................................     (222,717)
                                                              -----------
                                                               17,687,272
                                                              -----------
Net Unrealized Appreciation During the Period...............    2,882,336
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 3,992,186
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (573,118)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 8,725,704
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $  5,306,636        $ 10,829,146
Net Realized Gain..................................      1,109,850           4,024,334
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      2,882,336            (790,828)
Distributions to Preferred Shareholders:
  Net Investment Income............................       (411,554)           (449,870)
  Net Realized Gain................................       (161,564)         (1,191,458)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................      8,725,704          12,421,324
Distributions to Common Shareholders:
  Net Investment Income............................     (5,325,284)         (9,850,444)
  Net Realized Gain................................     (3,797,757)         (3,773,773)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................       (397,337)         (1,202,893)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment.....................................        435,437             149,100
                                                      ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES....................................         38,100          (1,053,793)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    164,511,878         165,565,671
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $1,332,715
  and $1,762,917, respectively)....................   $164,549,978        $164,511,878
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                 SIX
                                               MONTHS
                                                ENDED
                                              APRIL 30,   -----------------------------
                                                2003      2002 (a)    2001       2000
                                              -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $ 16.87    $ 17.00    $ 15.88   $  15.35
                                               -------    -------    -------   --------
  Net Investment Income.....................       .54       1.11       1.21       1.26
  Net Realized and Unrealized Gain/Loss.....       .42        .33       1.11        .61
  Common Share Equivalent of Distributions
  Paid to Preferred Shareholders:
    Net Investment Income...................      (.04)      (.05)      (.29)      (.38)
    Net Realized Gain.......................      (.02)      (.12)      (.02)       -0-
                                               -------    -------    -------   --------
Total from Investment Operations............       .90       1.27       2.01       1.49
Distributions Paid to Common Shareholders:
    Net Investment Income...................      (.55)     (1.01)      (.83)      (.96)
    Net Realized Gain.......................      (.39)      (.39)      (.06)       -0-
                                               -------    -------    -------   --------
NET ASSET VALUE, END OF THE PERIOD..........   $ 16.83    $ 16.87    $ 17.00   $  15.88
                                               =======    =======    =======   ========
Common Share Market Price at End of the
  Period....................................   $ 17.37    $ 16.12    $ 14.98   $14.3125
Total Return (b)............................    13.92%*    17.34%     11.18%      5.45%
Net Assets Applicable to Common Shares at
  End of the Period (In millions)...........   $ 164.5    $ 164.5    $ 165.6   $  154.7
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)...........     1.25%      1.40%      1.49%      1.61%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (c).......................................     6.59%      6.73%      7.34%      8.16%
Portfolio Turnover..........................       22%*       50%        53%        41%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)............      .80%       .90%       .95%      1.01%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (d).......................................     6.08%      6.46%      5.58%      5.72%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..........     3,600      3,600      3,600      3,600
Asset Coverage Per Preferred Share (e)......   $70,714    $70,721    $70,990   $ 67,981
Involuntary Liquidating Preference Per
  Preferred Share...........................   $25,000    $25,000    $25,000   $ 25,000
Average Market Value Per Preferred Share....   $25,000    $25,000    $25,000   $ 25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------
     1999       1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------
    $ 17.43   $  17.01   $  16.69   $  16.69   $  14.88   $  18.21   $  15.28
    -------   --------   --------   --------   --------   --------   --------
       1.27       1.28       1.30       1.32       1.34       1.35       1.36
      (1.87)       .59        .58        .06       1.88      (3.15)      2.95
       (.28)      (.31)      (.29)      (.33)      (.36)      (.30)      (.29)
       (.05)      (.03)      (.06)       -0-        -0-       (.03)      (.03)
    -------   --------   --------   --------   --------   --------   --------
       (.93)      1.53       1.53       1.05       2.86      (2.13)      3.99
       (.99)     (1.00)     (1.05)     (1.05)     (1.05)     (1.05)      (.97)
       (.16)      (.11)      (.16)       -0-        -0-       (.15)      (.09)
    -------   --------   --------   --------   --------   --------   --------
    $ 15.35   $  17.43   $  17.01   $  16.69   $  16.69   $  14.88   $  18.21
    =======   ========   ========   ========   ========   ========   ========
    $ 14.50   $  17.75   $  17.25   $ 16.125   $  15.75   $  13.50   $  17.25
     12.42%      9.77%     15.04%      9.19%     24.96%    -15.57%     26.98%
    $ 149.6   $  169.1   $  164.5   $  161.0   $  160.6   $  143.2   $  175.2
      1.56%      1.56%      1.57%      1.60%      1.63%      1.57%      1.54%
      7.62%      7.44%      7.81%      8.00%      8.45%      8.14%      8.01%
        53%        66%        36%        35%        28%        26%        38%
      1.00%      1.01%      1.01%      1.02%      1.03%      1.01%       .99%
      5.97%      5.65%      6.05%      5.99%      6.16%      6.33%      6.29%
      3,600      1,800      1,800      1,800      1,800      1,800      1,800
    $66,543   $143,952   $141,362   $139,456   $139,209   $129,537   $147,331
    $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust had $5,002,067 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $238,062,257
                                                                ============
Gross tax unrealized appreciation...........................    $ 17,958,569
Gross tax unrealized depreciation...........................             -0-
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 17,958,569
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary income...........................................    $2,435,156
  Long-term capital gain....................................     2,563,206
                                                                ----------
                                                                $4,998,362
                                                                ==========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  820,907
Undistributed long-term capital gain........................     3,170,913

F. INSURANCE EXPENSE The Trust typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured either through secondary market insurance or portfolio insurance. The insurance policies

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

guarantee the timely payment of principal and interest on the securities in the Trust's portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $5,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $17,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2003 and October 31, 2002, paid in surplus related to common shares aggregated $144,258,521 and $143,823,345, respectively.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    Transactions in common shares were as follows:

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
Beginning Shares..................................     9,750,338           9,741,284
Shares Issued Through Dividend Reinvestment.......        26,077               9,054
                                                       ---------           ---------
Ending Shares.....................................     9,776,415           9,750,338
                                                       =========           =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $53,743,582 and $55,999,436, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    Transaction in futures contracts for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................        602
Futures Opened..............................................      1,113
Futures Closed..............................................     (1,173)
                                                                 ------
Outstanding at April 30, 2003...............................        542
                                                                 ======

    The futures contracts outstanding as of April 30, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                   UNREALIZED/APPRECIATION
                                                      CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
  10-Year U.S. Treasury Notes Futures June 2003
    (Current Notional Value of $115,125 per
    contract).......................................     104              $ (30,505)
  5-Year U.S. Treasury Notes Futures June 2003
    (Current Notional Value of $113,750 per
    contract).......................................     438               (192,212)
                                                         ---              ---------
                                                         542              $(222,717)
                                                         ===              =========

6. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares ("APS") in two series of 1,800 shares each. Dividends are cumulative and the dividend rate is generally reset every 28 days for both series through an auction process. The average rate in effect on April 30, 2003 was 1.175%. During the six months ended April 30, 2003, the rates ranged from 0.950% to 1.580%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VIM SAR 6/03                                                   Member NASD/SIPC.
                                                                11181F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust for Insured Municipals
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003